Loss per Share (Tables)	12 Months Ended
Dec. 31, 2018
Loss per Share
Schedule of basic and diluted net loss per ordinary share

	For the Year Ended
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net loss	(182,125)	(202,125)	(164,615)	(23,939)
Numerator for basic and diluted net loss per share	(182,125)	(202,125)	(164,615)	(23,939)
Denominator:
Weighted average number of ordinary shares	345,541,350	353,452,309	417,315,644	417,315,644
Denominator for basic and diluted net loss per share	345,541,350	353,452,309	417,315,644	417,315,644
Net loss per ordinary share:
Basic and diluted	(0.53)	(0.57)	(0.39)	(0.06)